Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Summary of Stock-Based Compensation Activity

A summary of our stock-based compensation activity is presented below (number of shares in millions):

	Time Vesting Options	Performance Vesting Options
Outstanding at December 31, 2012	1.37	2.15

Granted	.01	—
Exercised	—	—
Vested	—	—
Forfeited	—	—

Outstanding at September 30, 2013	1.38	2.15

A summary of 2012 option and restricted share activity is presented below (number of shares in millions):

	Time Vesting Options	Performance Based Options
Outstanding at January 1, 2012	—	—

Granted	1.37	2.15
Exercised	—	—
Vested	—	—
Forfeited	—	—

Outstanding at December 31, 2012	1.37	2.15

2007 Stock Option Plan [Member]
Assumption Used to Determine Fair Value of Options

The grant date fair value of the options was $8 million and was calculated using the Monte Carlo model. The following table summarizes the significant assumptions used for the grant in 2007.

Risk-free interest rate	4.56%
Expected equity volatility	55%
Expected time to exit event	3 years

Performance Vesting Options [Member]
Assumption Used to Determine Fair Value of Options

The fair value of the performance vesting options was determined by using a Monte Carlo model.

2012 Time Vesting Options
Weighted average grant date fair value	$4.88 - $6.12
Expected volatility	37%
Expected Term (years)	8
Risk-free interest rate	1.32% - 1.81%
Dividend yield	—